Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Lease liabilities.
Summary of lease liabilities

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Current lease liability	5,167	—	—
Non-current lease liability	11,080	—	—
	16,247	—	—

Summary of amounts recognised in consolidated statement of profit or loss and other comprehensive income

	30 June	30 June
US$ thousand	2023	2022
Interest on lease liabilities	41	—
Depreciation on ROU assets	131	—
	172	—

Summary of amounts recognised in consolidated statement of cashflows

	30 June	30 June
US$ thousand	2023	2022
Cash outflow from operating activities
Payment for interest on lease liabilities	41	—

Cash outflow from financing activities
Payment for lease liabilities	29	—
Total cash outflow for leases	70	—

Summary of leases reconciliation

US$ thousand
Balance at 1 January 2023	—

Additions to ROU assets	15,733
Additions from acquisition of subsidiary	504

Changes from financing activities:
Repayment of lease liabilities	(29)

Other changes:
Interest expense	41
Foreign exchange movements	(2)

Balance at 30 June 2023	16,247